Leases - Summary of quantitative information about right of use assets and lease liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Leases By Lessee [Line Items]
Right-of-use assets	$ 3,681,146
Additions	184,634
Depreciation of the year	964,519
Lease liabilities	3,768,154	$ 4,461,031
New contracts	184,634
Leases payment	(1,000,344)
Leases financial cost	375,449
Translation differences and inflation adjustment	(252,616)
Previously stated [member]
Disclosure Of Leases By Lessee [Line Items]
Right-of-use assets	0
Lease liabilities	0
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Leases By Lessee [Line Items]
Right-of-use assets	4,461,031
Depreciation of the year	(964,519)
Lease liabilities	4,461,031
Adjusted Balance [Member]
Disclosure Of Leases By Lessee [Line Items]
Right-of-use assets	4,461,031
Lease liabilities	$ 4,461,031